Investment Strategy - Sector Rotation Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Sector Rotation is a strategy that evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities.  A sector is a segment of the market that isolates very specific types of assets.  Examples of sectors include, but are not limited to, consumer discretionary, health care, information technology, consumer staples, commodities, energy, financials, industrials, materials, real estate, telecommunications, and utilities. The Advisor employs a proprietary ranking system to identify the sectors that it believes are showing the greatest relative strength and increases the Fund’s exposure to those sectors. The Fund may also invest in a broader asset class or index based on the manager’s macro-economic forecast.
Under normal circumstances, the Fund invests in shares of exchange-traded funds (“ETFs”). An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index. In seeking to achieve the Fund’s investment objectives, the Advisor may allocate Fund assets among equity ETFs representing various domestic and foreign markets, regions and countries. The Fund may invest in ETFs that hold foreign securities and American Depositary Receipts (“ADRs”) but will not invest in emerging market securities to a significant extent. The Fund may invest in ETFs designed to provide investment results that match the performance or inverse (opposite) performance of an underlying index. Based on the manager’s macro-economic forecast, the Fund may also invest in ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. The Fund will invest in securities of issuers across a range of market capitalizations, including large-, small- and mid-cap issuers, but the Advisor does not anticipate that the Fund will invest in securities of micro-cap and nano-cap issuers.
In selecting investments for the Fund, the Advisor seeks to identify securities that it believes exhibit attractive valuations based on characteristics such as price movement, volatility, price to earnings ratios, growth rates, price to cash flow, and price to book ratios. With respect to the Fund’s inverse positions, the Advisor seeks to identify securities that are designed to perform inverse to indexes with valuations that the Advisor believes are unattractive based on these same characteristics. The Advisor will incorporate asset class selection as part of the Fund’s overall portfolio.  This strategic asset allocation is the process of dividing securities among different kinds of assets to optimize the risk/reward trade-off based on achieving capital appreciation. The Advisor utilizes quantitative research to determine the Fund’s weightings between stocks, and cash, allocation among sectors and industries, and exposure to domestic and foreign markets. The Fund expects to engage in active and frequent trading of its portfolio securities.
From time to time, the Fund may also focus its investments in a limited number of market sectors, which may be any of the 11 major market sectors. As of September 30, 2019, the Fund was principally invested in the consumer discretionary, consumer staples, industrials, and information technology sectors.